Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 5,000,237	$ 1,826,332	$ 2,968,334	$ 9,794,903
Canada | Abitibiwinni First Nation
Total		676,855	156,981	833,836
Canada | Eeyou Itschee James Bay Regional Government
Total	187,037			187,037
Canada | Revenue Ministry Government of Quebec
Total	4,661,339		7,442	4,668,781
Canada | Finance Ministry Government of Quebec
Total			115,627	115,627
Canada | Keno Hill Reclamation Trust
Total		$ 1,149,477		1,149,477
Canada | Yukon Government Department of Community Services
Total	$ 151,861			151,861
Mexico | Federal Treasury of Mining General Directorate
Total			929,884	929,884
United States of America | United States of America Bureau of Land Management
Total			$ 1,758,400	$ 1,758,400